Parasnand Madho
Director
Corporate Actions & Market Watch
[redacted]

13003482

Received SEC

SEP 27 2013

Washington, DC 20549

NYSE EURONEXT

001-36098

September 27, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, OCI Partners LP Common Units representing limited partner interests . The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 27, 2013. Tentative listing date – October 3, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com